Issued Capital - Summary of Common Shares Issued and Outstanding (Detail)	3 Months Ended							6 Months Ended
	Jun. 30, 2018 $ / shares shares	Jun. 30, 2018 $ / shares shares	Mar. 31, 2018 $ / shares shares	Jun. 30, 2017 $ / shares shares	Jun. 30, 2017 $ / shares shares	Mar. 31, 2017 $ / shares shares	Mar. 31, 2017 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 $ / shares shares
Disclosure of classes of share capital [abstract]
Dividend reinvestment plan | $ / shares		$ 21.09			$ 20.46				$ 20.27
Balance, shares at beginning of period	442,794,484	442,794,484	442,724,309	441,517,017	441,517,017	441,456,217	441,456,217	442,005,404	442,005,404
Share purchase options exercised | $ / shares	$ 24.28			$ 23.61		$ 25.65		$ 23.87
Restricted share units released | $ / shares		$ 0.00	$ 0.00				$ 0.00		$ 0.00
Share purchase options exercised	46,800	46,800		13,000	13,000	40,050	40,050	17,550	17,550
Restricted share units released	185	185	70,175			20,750	20,750	1,225	1,225
Dividend reinvestment plan	718,453	718,453		475,387	475,387			700,130	700,130
Balance, shares at end of period	443,559,922	443,559,922	442,794,484	442,005,404	442,005,404	441,517,017	441,517,017	442,724,309	442,724,309